UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2008
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            April 29, 2008

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       35
Form 13F Information Table Value Total:       10227
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETROLEUM CORP            COM            032511107     306   4847SH     SOLE        4847
APACHE CORP                        COM            037411105     353   2923SH     SOLE        2923
Cameco Corp Common NPV             COM            13321L108      98   2980SH     SOLE        2980
CHEVRON CORP                       COM            166764100     545   6380SH     SOLE        6380
COMPANHIA ENERGETICA DE MINAS      SPONSORED ADR  204409601      15    830SH     SOLE         830
CONOCOPHILLIPS                     COM            20825C104     511   6710SH     SOLE        6710
CPFL ENERGIA SA ADR                SPONSORED ADR  126153105      20    320SH     SOLE         320
DAYSTAR TECHNOLOGIES INC           COM            23962Q100      14   4570SH     SOLE        4570
ECHELON CORP                       COM            27874N105      15   1090SH     SOLE        1090
ENCANA CORP                        COM            292505104     327   4290SH     SOLE        4290
EXXON MOBIL CORP                   COM            30231G102     520   6150SH     SOLE        6150
Global Industries Ltd USD0.01      COM            379336100      94   5840SH     SOLE        5840
HALLIBURTON CO                     COM            406216101     499  12690SH     SOLE       12690
HELIX ENERGY SOLUTIONS GROUP       COM            42330P107     381  12091SH     SOLE       12091
HERCULES OFFSHORE INC              COM            427093109     156   6213SH     SOLE        6213
HESS CORP                          COM            42809H107     424   4810SH     SOLE        4810
IMPERIAL OIL LTD                   COM NEW        453038408     454   8650SH     SOLE        8650
iShares S&P Global Energy Sect     COM            464287341     531   4100SH     SOLE        4100
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107      18    650SH     SOLE         650
MEMC ELECTR MATLS INC              COM            552715104      26    370SH     SOLE         370
NEXEN INC                          COM            65334H102     444  14950SH     SOLE       14950
OCCIDENTAL PETROLEUM CORP          COM            674599105     566   7730SH     SOLE        7730
Oil Services HOLDRs Trust Depo     COM            678002106     583   3300SH     SOLE        3300
ORMAT TECHNOLOGIES INC             COM            686688102      30    700SH     SOLE         700
PATTERSON-UTI ENERGY INC           COM            703481101     360  13770SH     SOLE       13770
PEABODY ENERGY CORP                COM            704549104     275   5390SH     SOLE        5390
PETRO-CANADA                       COM            71644E102     417   9570SH     SOLE        9570
PETROLEO BRASILEIRO-SPON ADR       SPONSORED ADR  71654V101     404   4770SH     SOLE        4770
PIONEER NATURAL RESOURCES CO       COM            723787107     331   6740SH     SOLE        6740
PLAINS EXPLORATION & PRODUCT       COM            726505100     468   8802SH     SOLE        8802
SUNCOR ENERGY INC                  COM NPV        867229106     221   2281SH     SOLE        2281
SUNPOWER CORP                      COM CL A       867652109      38    510SH     SOLE         510
SUNTECH PWR HLDGS CO LTD           ADR            86800C104     119   2940SH     SOLE        2940
UNIT CORP                          COM            909218109     161   2840SH     SOLE        2840
WHITING PETROLEUM CORP             COM            966387102     503   7774SH     SOLE        7774

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